Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Inventories, net
14.	Inventories, net

(In thousands)	December 31, 2023	December 31, 2024
Raw materials	1,655	1,117
Finished goods	1,909	1,681
Less: write-down of obsolete inventories	(1,381)	(1,486)
Total inventories	2,183	1,312

The following table presents movement in write-down of obsolete inventories:

(In thousands)	December 31, 2023	December 31, 2024
Balance at beginning of the year	748	1,381
Additions	1,401	502
Written off	(744)	(396)
Exchange difference	(24)	(1)
Balance at end of the year	1,381	1,486